Deposits by Banks	6 Months Ended
Jun. 30, 2022
Disclosure Of Deposits From Banks [Abstract]
Deposits by Banks
20. DEPOSITS BY BANKS

	30 June 2022	31 December 2021
	£m	£m
Items in the course of transmission	447	414
Deposits held as collateral	1,637	941
Other deposits(1)	33,105	32,507
	35,189	33,862
(1)Includes drawdown from the TFS of £0.0bn (2021: £0.0bn) and drawdown from the TFSME of £31.9bn (2021: £31.9bn).